Taxes on Earnings (Detail 5) - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014
Deferred Tax Assets
Loss and credit carryforwards	$ 7,395	$ 9,567
Credit carryforwards	249
Inventory valuation	5	59
Intercompany transactions - profit in inventory	7
Intercompany transactions - excluding inventory	2,069	1,617
Fixed assets	692	211
Warranty	386	436
Employee and retiree benefits	1,728	76
Accounts receivable allowance	100	72
Intangible assets		191
Restructuring	19	54
Deferred revenue	201	194
Other	500	504
Gross deferred tax assets	13,102	12,981
Valuation allowance	(7,114)	(8,231)
Net deferred tax assets	5,988	4,750
Deferred Tax Liabilities
Loss and credit carryforwards	(14)
Unremitted earnings of foreign subsidiaries	(5,112)	(3,566)
Inventory valuation		(6)
Intercompany transactions - profit in inventory	(110)
Fixed assets	(420)	(16)
Warranty	(6)
Employee and retiree benefits	(689)	(70)
Intangible assets	(126)
Deferred revenue	(2)	(4)
Other	(116)	(231)
Gross deferred tax liabilities	(6,595)	$ (3,893)
Net deferred tax liabilities	$ (607)